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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]      is a restatement.
                                             [_]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ PETER A. HURWITZ                New York, New York         November 14, 2001
---------------------------         ------------------         -----------------
[Signature]                         [City, State]              [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                    ----
Form 13F Information Table Entry Total:                                26
                                                                    -----
Form 13F Information Table Value Total:                           $38,465
                                                                   ------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE


                                                     Chatterjee Fund Management
                                                     Form 13F Information Table
                                                  Quarter Ended September 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                   Title of                  Value    Shares/          Put/  Investment  Other     Voting Authority
Name of Issuer                     Class      CUSIP        (x $1000)  Prn Amt   Sh/Prn Call  Discretion  Managers Sole  Shared  None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC                    COM      036916104        $77       16,360   SH              SOLE     16,300
------------------------------------------------------------------------------------------------------------------------------------
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ASPECT COMMUNICATIONS CORP         COM      04523Q102       $224      125,100   SH              SOLE    125,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIONS     CL A     192446102       $157        7,000   SH              SOLE      7,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS GROUP INC     COM      12487Q109    $12,382    1,693,800   SH              SOLE  1,693,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL               COM      200693109       $154       62,400   SH              SOLE     62,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM      204912109     $2,172       84,400   SH              SOLE     84,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC                  COM      22674V100     $1,732    2,986,375   SH              SOLE  2,986,375
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC                  SB NT CV 22674VAB6     $2,300    9,200,000   PRN             SOLE  9,200,000
                                   5.75%05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC          COM      302088109         $5       27,616   SH              SOLE     27,616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC                      COM      397888108     $1,044      580,000   SH              SOLE    580,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC          COM      451713101     $1,058      137,065   SH              SOLE    137,065
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                      COM      45678T102         $4        2,941   SH              SOLE      2,941
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW                    COM      456818301       $611      150,600   SH              SOLE    150,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                     COM      46114T102       $653      169,090   SH              SOLE    169,090
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MPOWER COMMUNICATIONS CORP         COM      62473J106        $81      403,286   SH              SOLE    403,286
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                   Title of                  Value    Shares/          Put/  Investment  Other     Voting Authority
Name of Issuer                     Class      CUSIP        (x $1000)  Prn Amt   Sh/Prn Call  Discretion  Managers Sole Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS GRP      COM      741929103        $76      121,830   SH              SHARED                       121,830
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROMOTIONS COM INC                 COM      74341U106        $56      281,667   SH              SOLE    281,667
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                           COM      749361101        $67       21,055   SH              SOLE     21,055
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC               COM      757209101        $65       45,000   SH              SOLE     45,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                      COM      816288104     $2,988    1,245,140   SH              SOLE  1,245,140
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SORRENTO NETWORKS CORP             COM      83586Q100        $34       17,000   SH              SOLE     17,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                         COM      871130100    $10,569    1,136,408   SH              SOLE  1,136,408
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIPOS INC                         COM      896928108     $1,321       76,766   SH              SOLE     76,766
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLGY                   COM      92849Q104       $410      200,000   SH              SOLE    200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                     COM      94768C108       $225       32,500   SH              SOLE     32,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP INC                   COM      94845V103         $0      100,000   SH              SOLE    100,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 26 DATA RECORDS                                 $38,465            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED